AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.2%
Industrial – 54.9%
Basic – 1.3%
Arkema SA Series E 0.125%, 10/14/2026(a)	EUR	200	$200,184
Ecolab, Inc. 2.75%, 08/18/2055	U.S.$	525	344,344
Inversiones CMPC SA 3.85%, 01/13/2030(a)		905	817,894
Sealed Air Corp. 1.57%, 10/15/2026(a)		1,485	1,344,117
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	552,080

			3,258,619

Capital Goods – 5.8%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,477,441
5.45%, 10/14/2025		360	362,672
Eaton Corp. 4.15%, 03/15/2033		1,472	1,418,089
4.70%, 08/23/2052		380	363,709
Emerson Electric Co. 3.15%, 06/01/2025		715	700,899
John Deere Capital Corp. 4.70%, 06/10/2030		420	424,718
4.75%, 01/20/2028		933	945,520
4.85%, 10/11/2029		263	268,901
4.95%, 07/14/2028		428	437,370
Parker-Hannifin Corp. 4.20%, 11/21/2034		1,305	1,244,845
4.45%, 11/21/2044		325	292,555
6.25%, 05/15/2038		490	541,822
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		104	106,762
Republic Services, Inc. 0.875%, 11/15/2025		614	572,124
1.75%, 02/15/2032		1,275	1,022,513
5.00%, 12/15/2033		417	420,966
Trane Technologies Financing Ltd. 3.50%, 03/21/2026		405	394,852
5.25%, 03/03/2033		154	158,668
Trane Technologies Global Holding Co., Ltd. 5.75%, 06/15/2043		495	526,228
Waste Management, Inc. 1.50%, 03/15/2031		470	380,285
2.95%, 06/01/2041		710	540,338
Xylem, Inc./NY 1.95%, 01/30/2028		1,725	1,560,701

			14,161,978

Communications - Media – 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 04/01/2033		390	351,639
6.15%, 11/10/2026		12	12,257
6.38%, 10/23/2035		1,226	1,235,812
6.83%, 10/23/2055		630	624,345
Comcast Corp. 4.65%, 02/15/2033		590	587,756
TCI Communications, Inc. 7.875%, 02/15/2026		845	894,318
Thomson Reuters Corp. 5.50%, 08/15/2035		570	588,922

			4,295,049

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 6.1%
AT&T, Inc. 2.25%, 02/01/2032	U.S.$	10	$8,223
2.55%, 12/01/2033		133	107,948
4.50%, 05/15/2035		710	670,113
5.40%, 02/15/2034		1,094	1,122,563
British Telecommunications PLC 9.625%, 12/15/2030(b)		760	938,626
Corning, Inc. 4.70%, 03/15/2037		62	58,757
5.45%, 11/15/2079		280	271,109
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,314,463
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,496,810
3.60%, 11/15/2060		445	319,115
3.875%, 04/15/2030		172	162,514
5.05%, 07/15/2033		1,029	1,030,287
5.15%, 04/15/2034		497	500,854
5.75%, 01/15/2034		160	168,562
Telefonica Emisiones SA 4.895%, 03/06/2048		695	613,643
5.21%, 03/08/2047		1,116	1,033,564
TELUS Corp. 3.40%, 05/13/2032		1,194	1,062,008
4.30%, 06/15/2049		505	422,459
Verizon Communications, Inc. 2.355%, 03/15/2032		416	344,979
2.55%, 03/21/2031		329	282,829
2.85%, 09/03/2041		1,135	829,084
3.875%, 02/08/2029		835	806,622
4.50%, 08/10/2033		439	424,304
Vodafone Group PLC 4.875%, 06/19/2049		617	559,418
5.125%, 06/19/2059		265	241,188

			14,790,042

Consumer Cyclical - Automotive – 4.5%
Aptiv PLC 4.40%, 10/01/2046		180	144,277
5.40%, 03/15/2049		215	198,660
Aptiv PLC/ Aptiv Corp. 3.25%, 03/01/2032		605	532,742
4.15%, 05/01/2052		395	313,731
Ford Motor Co. 3.25%, 02/12/2032		1,338	1,108,092
6.10%, 08/19/2032		87	86,992
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		595	553,095
3.375%, 11/13/2025		572	549,008
6.05%, 03/05/2031		960	965,242
General Motors Co. 5.60%, 10/15/2032		1,353	1,371,139
5.95%, 04/01/2049		395	388,355
General Motors Financial Co., Inc. 2.35%, 01/08/2031		145	120,193
2.70%, 06/10/2031		778	649,651
3.60%, 06/21/2030		71	64,280
3.85%, 01/05/2028		435	416,314
5.80%, 06/23/2028		311	319,152
5.85%, 04/06/2030		45	46,221
6.05%, 10/10/2025		360	365,138
Harley-Davidson, Inc. 3.50%, 07/28/2025		548	532,213
Lear Corp. 2.60%, 01/15/2032		1,827	1,488,875
4.25%, 05/15/2029		415	400,487
5.25%, 05/15/2049		345	317,573

			10,931,430

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 1.6%
D.R. Horton, Inc. 2.50%, 10/15/2024	U.S.$	1,355	$1,326,745
PulteGroup, Inc. 6.00%, 02/15/2035		410	433,474
6.375%, 05/15/2033		965	1,042,821
7.875%, 06/15/2032		1,003	1,177,267

			3,980,307

Consumer Cyclical - Retailers – 1.1%
Home Depot, Inc. (The) 1.50%, 09/15/2028		1,425	1,261,089
Lowe’s Cos., Inc. 5.50%, 10/15/2035		660	699,772
5.80%, 09/15/2062		645	672,116

			2,632,977

Consumer Non - Cyclical – 14.0%
Abbott Laboratories 4.75%, 11/30/2036		1,065	1,076,321
AbbVie, Inc. 3.60%, 05/14/2025		474	466,154
4.45%, 05/14/2046		435	397,565
4.875%, 11/14/2048		1,275	1,230,331
Amgen, Inc. 6.375%, 06/01/2037		867	954,593
AstraZeneca PLC 6.45%, 09/15/2037		445	518,161
Baxalta, Inc. 4.00%, 06/23/2025		942	928,923
Baxter International, Inc. 3.50%, 08/15/2046		1,405	1,023,346
Becton Dickinson & Co. 2.82%, 05/20/2030		1,130	1,009,574
Biogen, Inc. 2.25%, 05/01/2030		1,485	1,265,089
3.15%, 05/01/2050		150	102,749
Bristol-Myers Squibb Co. 3.70%, 03/15/2052		510	395,987
3.90%, 03/15/2062		495	378,851
4.25%, 10/26/2049		725	618,382
6.40%, 11/15/2063		1,078	1,237,622
Cigna Group (The) 2.375%, 03/15/2031		410	348,190
4.80%, 08/15/2038		600	575,846
Conagra Brands, Inc. 5.30%, 11/01/2038		545	530,297
CVS Health Corp. 4.78%, 03/25/2038		900	844,285
4.875%, 07/20/2035		1,305	1,277,456
6.00%, 06/01/2063		936	965,788
Danaher Corp. 2.60%, 10/01/2050		225	146,858
4.375%, 09/15/2045		610	559,068
DH Europe Finance II SARL 2.20%, 11/15/2024		677	661,157
3.40%, 11/15/2049		450	347,643
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)		945	751,301
General Mills, Inc. 2.25%, 10/14/2031		1,964	1,635,549
4.70%, 01/30/2027		217	217,305
Gilead Sciences, Inc. 4.50%, 02/01/2045		320	292,323
4.75%, 03/01/2046		375	352,950
4.80%, 04/01/2044		410	391,996
5.25%, 10/15/2033		1,097	1,137,559
HCA, Inc. 3.50%, 07/15/2051		425	297,870
4.625%, 03/15/2052		660	559,818
5.50%, 06/15/2047		735	709,896
IQVIA, Inc. 6.25%, 02/01/2029(a)		327	340,773

	Principal Amount (000)		U.S. $ Value

Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041	U.S.$	200	$150,420
Kenvue, Inc. 5.20%, 03/22/2063		288	290,912
Kraft Heinz Foods Co. 6.875%, 01/26/2039		622	720,574
Medtronic, Inc. 4.375%, 03/15/2035		365	355,896
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,614,241
2.90%, 12/10/2061		225	145,566
Pfizer Investment Enterprises Pte Ltd. 5.11%, 05/19/2043		423	417,548
Pfizer, Inc. 4.125%, 12/15/2046		775	681,062
7.20%, 03/15/2039		285	351,615
Roche Holdings, Inc. 2.13%, 03/10/2025(a)		1,970	1,915,827
Stryker Corp. 1.15%, 06/15/2025		1,008	957,184
Sutter Health 5.16%, 08/15/2033		182	185,234
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		340	240,358
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041		1,275	955,161
4.98%, 08/10/2030		370	378,222
Wyeth LLC 5.95%, 04/01/2037		265	290,462

			34,197,858

Services – 3.5%
Global Payments, Inc. 3.20%, 08/15/2029		1,970	1,784,336
5.95%, 08/15/2052		405	411,853
Mastercard, Inc. 1.90%, 03/15/2031		1,503	1,280,055
3.85%, 03/26/2050		2,565	2,193,295
Moody’s Corp. 5.25%, 07/15/2044		265	266,916
PayPal Holdings, Inc. 5.25%, 06/01/2062		600	589,128
S&P Global, Inc. 2.30%, 08/15/2060		590	339,195
2.90%, 03/01/2032		863	758,048
3.90%, 03/01/2062		235	189,785
4.25%, 05/01/2029		58	57,283
5.25%, 09/15/2033(a)		477	493,183
Verisk Analytics, Inc. 5.75%, 04/01/2033		264	279,769

			8,642,846

Technology – 13.6%
Apple, Inc. 4.10%, 08/08/2062		998	863,438
Autodesk, Inc. 2.40%, 12/15/2031		1,824	1,541,373
Broadcom, Inc. 2.45%, 02/15/2031(a)		643	546,375
3.19%, 11/15/2036(a)		694	563,136
3.42%, 04/15/2033(a)		641	562,385
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,241,940
2.90%, 12/01/2029		569	510,741
CDW LLC/CDW Finance Corp. 3.28%, 12/01/2028		986	902,310
4.125%, 05/01/2025		1,545	1,519,094
Cisco Systems, Inc. 5.50%, 01/15/2040		1,075	1,142,966
5.90%, 02/15/2039		50	55,392

	Principal Amount (000)		U.S. $ Value

Dell International LLC/EMC Corp. 8.10%, 07/15/2036	U.S.$	579	$713,595
Entegris, Inc. 4.75%, 04/15/2029(a)		390	372,928
Fiserv, Inc. 4.40%, 07/01/2049		500	435,088
5.625%, 08/21/2033		539	561,114
HP, Inc. 2.65%, 06/17/2031		650	550,696
International Business Machines Corp. 3.43%, 02/09/2052		575	424,740
4.00%, 06/20/2042		865	752,598
4.90%, 07/27/2052		735	702,143
Intuit, Inc. 5.50%, 09/15/2053		880	938,253
Jabil, Inc. 4.25%, 05/15/2027		1,429	1,397,282
5.45%, 02/01/2029		115	117,095
KLA Corp. 4.70%, 02/01/2034		485	483,853
5.00%, 03/15/2049		900	883,042
Lam Research Corp. 2.875%, 06/15/2050		1,220	854,132
3.125%, 06/15/2060		480	325,884
Micron Technology, Inc. 2.70%, 04/15/2032		2,298	1,926,382
5.375%, 04/15/2028		565	574,823
5.875%, 02/09/2033		144	149,816
6.75%, 11/01/2029		189	204,044
Microsoft Corp. 2.675%, 06/01/2060		500	327,609
3.04%, 03/17/2062		1,166	818,643
4.50%, 02/06/2057		738	719,638
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027		515	487,262
3.25%, 05/11/2041		705	529,215
5.00%, 01/15/2033		365	357,755
Oracle Corp. 4.125%, 05/15/2045		673	552,348
4.65%, 05/06/2030		538	532,290
6.90%, 11/09/2052		489	571,840
QUALCOMM, Inc. 4.65%, 05/20/2035		1,465	1,473,302
Salesforce, Inc. 2.90%, 07/15/2051		642	444,457
SK Hynix, Inc. 6.375%, 01/17/2028(a)		485	502,863
Skyworks Solutions, Inc. 3.00%, 06/01/2031		2,426	2,070,849
Texas Instruments, Inc. 4.10%, 08/16/2052		272	234,579
VMware LLC 4.70%, 05/15/2030		545	536,282
Western Digital Corp. 2.85%, 02/01/2029		956	818,344
3.10%, 02/01/2032		500	397,879

			33,191,813

Transportation - Railroads – 1.4%
Canadian Pacific Railway Co. 5.95%, 05/15/2037		1,644	1,747,566
CSX Corp. 6.00%, 10/01/2036		875	958,079
6.15%, 05/01/2037		599	666,996

			3,372,641

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.2%
Ashtead Capital, Inc. 5.95%, 10/15/2033(a)	U.S.$	436	$444,571

			133,900,131

Financial Institutions – 32.5%
Banking – 23.7%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,584,672
4.80%, 04/18/2026(a)		600	588,690
Ally Financial, Inc. 6.85%, 01/03/2030		602	621,304
6.99%, 06/13/2029		503	520,195
Banco Bilbao Vizcaya Argentaria SA 7.88%, 11/15/2034		600	649,829
Banco Santander SA 2.75%, 12/03/2030		1,000	823,046
4.175%, 03/24/2028		400	386,094
4.25%, 04/11/2027		400	388,443
5.18%, 11/19/2025		200	198,568
5.29%, 08/18/2027		400	400,838
6.53%, 11/07/2027		400	413,320
9.625%, 05/21/2033(c)		200	215,326
Bank of America Corp. 2.97%, 02/04/2033		1,408	1,201,352
3.705%, 04/24/2028		530	509,326
3.85%, 03/08/2037		1,660	1,472,063
4.38%, 04/27/2028		375	367,530
Series U 8.77% (CME Term SOFR 3 Month + 3.40%), 03/04/2024(c) (d)		394	395,657
Bank of Ireland Group PLC 6.25%, 09/16/2026(a)		1,009	1,019,462
Barclays PLC 5.09%, 06/20/2030		535	515,170
6.22%, 05/09/2034		297	306,086
7.12%, 06/27/2034		544	574,790
BNP Paribas SA 2.16%, 09/15/2029(a)		1,475	1,288,621
2.87% (SOFR 3 Month + 1.39%), 04/19/2032(a) (d)		200	169,564
6.625%, 03/25/2024(a) (c)		200	199,687
7.375%, 08/19/2025(a) (c)		690	690,000
8.50%, 08/14/2028(a) (c)		324	336,508
BPCE SA 5.975%, 01/18/2027(a)		277	279,708
6.51%, 01/18/2035(a)		256	259,302
CaixaBank SA 6.84%, 09/13/2034(a)		388	413,033
Capital One Financial Corp. 2.36%, 07/29/2032		726	548,150
5.47%, 02/01/2029		116	116,156
6.05%, 02/01/2035		306	310,130
6.31%, 06/08/2029		365	376,159
7.62%, 10/30/2031		348	384,371
Citigroup, Inc. 2.56%, 05/01/2032		876	732,778
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a) (c)	EUR	200	202,631
Series E 4.00%, 04/10/2029(a)	U.S.$	800	796,238
Credit Agricole SA 1.25%, 01/26/2027(a)		1,285	1,188,802
6.32%, 10/03/2029(a)		325	339,353
Series E 0.125%, 12/09/2027	EUR	200	191,872
Danske Bank A/S 7.00%, 06/26/2025(a) (c)	U.S.$	338	335,497

	Principal Amount (000)		U.S. $ Value

Deutsche Bank AG/New York NY 2.31%, 11/16/2027	U.S.$	877	$802,457
3.74%, 01/07/2033		920	750,988
6.72%, 01/18/2029		249	259,154
7.08%, 02/10/2034		391	398,798
7.15%, 07/13/2027		203	210,312
Discover Financial Services 7.96%, 11/02/2034		214	238,679
DNB Bank ASA 4.875%, 11/12/2024(a) (c)		339	333,336
Fifth Third Bancorp 5.63%, 01/29/2032		118	119,133
Goldman Sachs Group, Inc. (The) 1.95%, 10/21/2027		805	740,140
Series P 8.505% (SOFR + 3.14%), 03/04/2024(c) (d)		441	441,351
HSBC Holdings PLC 2.10%, 06/04/2026		563	538,387
3.97%, 05/22/2030		550	514,819
4.755%, 06/09/2028		513	506,073
5.89%, 08/14/2027		1,080	1,095,575
6.16%, 03/09/2029		200	206,953
6.55%, 06/20/2034		860	894,601
7.40%, 11/13/2034		376	410,959
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	426,401
5.02%, 06/26/2024(a)		730	726,008
Series XR 4.00%, 09/23/2029(a)		1,170	1,072,399
JPMorgan Chase & Co. 1.58%, 04/22/2027		647	600,496
1.95%, 02/04/2032		449	366,401
2.96%, 01/25/2033		1,385	1,189,807
5.04%, 01/23/2028		959	963,218
Series Q 8.82% (SOFR + 3.51%), 05/01/2024(c) (d)		216	217,269
Series R 8.87% (SOFR + 3.56%), 05/01/2024(c) (d)		192	193,081
KBC Group NV 5.80%, 01/19/2029(a)		229	232,800
Lloyds Banking Group PLC 4.72%, 08/11/2026		380	375,997
7.50%, 09/27/2025(c)		288	281,508
7.95%, 11/15/2033		533	603,163
M&T Bank Corp. 7.41%, 10/30/2029		993	1,069,980
Mitsubishi UFJ Financial Group, Inc. 0.85%, 07/19/2029(a)	EUR	200	192,779
1.64%, 10/13/2027	U.S.$	461	421,976
5.54%, 04/17/2026		596	597,962
Mizuho Financial Group, Inc. 3.15%, 07/16/2030		565	510,272
5.67%, 05/27/2029		485	495,760
Morgan Stanley 6.63%, 11/01/2034		431	477,032
Series G 1.51%, 07/20/2027		656	601,985
2.24%, 07/21/2032		872	712,851
Nationwide Building Society 2.97%, 02/16/2028(a)		1,065	990,772
6.56%, 10/18/2027(a)		410	423,007
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)		343	340,365
PNC Financial Services Group, Inc. (The) 5.07%, 01/24/2034		190	187,195
5.30%, 01/21/2028		178	179,563
6.875%, 10/20/2034		392	436,518
Santander Holdings USA, Inc. 4.26%, 06/09/2025		290	286,628
5.81%, 09/09/2026		547	549,180
6.17%, 01/09/2030		162	162,845

	Principal Amount (000)		U.S. $ Value

6.50%, 03/09/2029	U.S.$	419	$432,172
6.565%, 06/12/2029		284	294,117
7.66%, 11/09/2031		705	766,014
Santander UK Group Holdings PLC 2.47%, 01/11/2028		514	471,651
6.53%, 01/10/2029		489	507,299
6.83%, 11/21/2026		905	924,230
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	353,846
Societe Generale SA 2.80%, 01/19/2028(a)		960	888,970
2.89%, 06/09/2032(a)		1,480	1,220,145
Standard Chartered PLC 2.61%, 01/12/2028(a)		920	846,578
6.10%, 01/11/2035(a)		477	488,093
6.19%, 07/06/2027(a)		390	396,381
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)		1,000	845,417
Swedbank AB
Series NC5 5.625%, 09/17/2024(a) (c)		400	395,190
UBS Group AG 9.25%, 11/13/2028(a) (c)		219	234,108
9.25%, 11/13/2033(a) (c)		202	221,434
UniCredit SpA 1.98%, 06/03/2027(a)		621	571,243
US Bancorp 5.68%, 01/23/2035		831	850,623
Westpac Banking Corp. Series G 4.32%, 11/23/2031		554	536,599

			57,901,364

Finance – 0.1%
Aircastle Ltd. 5.95%, 02/15/2029(a)		204	203,997

Insurance – 2.7%
Allianz SE 3.20%, 10/30/2027(a) (c)		1,400	1,121,340
Assicurazioni Generali SpA Series E 2.12%, 10/01/2030(a)	EUR	545	518,604
2.43%, 07/14/2031(a)		470	441,748
Centene Corp. 2.50%, 03/01/2031	U.S.$	1,295	1,076,761
2.625%, 08/01/2031		708	587,541
Humana, Inc. 2.15%, 02/03/2032		635	514,033
5.75%, 03/01/2028		177	182,688
5.95%, 03/15/2034		816	859,191
Prudential Financial, Inc. 5.20%, 03/15/2044		1,150	1,147,517
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	163,066

			6,612,489

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(a)		200	191,315

REITs – 5.9%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		385	304,863
2.95%, 03/15/2034		1,158	957,212
3.80%, 04/15/2026		985	960,318
American Tower Corp. 2.10%, 06/15/2030		163	136,851
2.95%, 01/15/2051		475	311,778
3.70%, 10/15/2049		510	384,223

	Principal Amount (000)		U.S. $ Value

3.80%, 08/15/2029	U.S.$	285	$269,055
5.25%, 07/15/2028		270	273,636
5.55%, 07/15/2033		361	370,165
5.80%, 11/15/2028		424	439,356
Boston Properties LP 2.45%, 10/01/2033		300	227,787
4.50%, 12/01/2028		1,400	1,336,774
6.75%, 12/01/2027		183	191,315
Crown Castle, Inc. 2.90%, 03/15/2027		1,029	964,129
3.10%, 11/15/2029		587	525,756
4.30%, 02/15/2029		955	916,701
5.60%, 06/01/2029		186	189,363
5.80%, 03/01/2034		197	203,158
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	685,339
Equinix, Inc. 1.55%, 03/15/2028	U.S.$	1,540	1,356,100
2.15%, 07/15/2030		711	600,470
3.90%, 04/15/2032		762	704,982
Kilroy Realty LP 4.75%, 12/15/2028		242	232,951
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	615,560
Prologis LP 3.00%, 04/15/2050		240	167,890
Simon Property Group LP 5.85%, 03/08/2053		384	407,619
Ventas Realty LP 5.70%, 09/30/2043		290	282,799
Weyerhaeuser Co. 3.375%, 03/09/2033		390	343,171
7.375%, 03/15/2032		22	25,347

			14,384,668

			79,293,833

Utility – 7.8%
Electric – 7.5%
Avangrid, Inc. 3.20%, 04/15/2025		1,515	1,474,874
3.80%, 06/01/2029		673	632,873
Commonwealth Edison Co. 3.00%, 03/01/2050		205	140,068
Series 133 3.85%, 03/15/2052		465	369,060
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059		505	371,854
4.50%, 05/15/2058		855	744,149
Series 05-A 5.30%, 03/01/2035		1,020	1,036,607
Series A 4.125%, 05/15/2049		155	128,356
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	833,040
EDP Finance BV 1.71%, 01/24/2028(a)		2,720	2,422,067
Electricite de France SA 9.125%, 03/15/2033(a) (c)		206	230,779
Enel Finance International NV 2.25%, 07/12/2031(a)		1,270	1,035,326
6.80%, 09/15/2037(a)		280	307,767
7.50%, 10/14/2032(a)		200	226,977
Engie SA 3.25%, 11/28/2024(a) (c)	EUR	200	213,253
Florida Power & Light Co. 5.30%, 04/01/2053	U.S.$	595	607,800
Iberdrola International BV Series NC9 1.825%, 08/09/2029(a) (c)	EUR	1,100	1,023,380

	Principal Amount (000)		U.S. $ Value

National Grid PLC 5.81%, 06/12/2033	U.S.$	339	$352,338
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028		1,381	1,223,589
4.80%, 12/01/2077		325	289,926
5.00%, 07/15/2032		540	537,913
Niagara Mohawk Power Corp. 1.96%, 06/27/2030(a)		1,611	1,340,484
5.29%, 01/17/2034(a)		75	75,038
Public Service Electric & Gas Co. 3.10%, 03/15/2032		1,219	1,083,119
3.80%, 03/01/2046		615	505,377
3.85%, 05/01/2049		460	378,853
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051		1,275	890,020

			18,474,887

Other Utility – 0.3%
American Water Capital Corp. 3.25%, 06/01/2051		735	538,445
3.45%, 05/01/2050		195	148,310

			686,755

			19,161,642

Total Corporates - Investment Grade (cost $249,594,139)			232,355,606

EMERGING MARKETS - CORPORATE BONDS – 1.0%
Industrial – 0.8%
Basic – 0.7%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,683,000

Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a)		300	290,280

			1,973,280

Financial Institutions – 0.2%
Banking – 0.2%
Itau Unibanco Holding SA/Cayman Island 3.875%, 04/15/2031(a)		480	461,520

Total Emerging Markets - Corporate Bonds (cost $2,797,036)			2,434,800

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Capital Goods – 0.0%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		95	92,109

Consumer Cyclical - Automotive – 0.3%
Dana, Inc. 4.25%, 09/01/2030		935	817,036

Consumer Non-Cyclical – 0.2%
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		455	397,557

Total Corporates - Non-Investment Grade (cost $1,518,640)			1,306,702

SUPRANATIONALS – 0.4%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027 (cost $938,050)		970	896,317

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a) (cost $537,459)	U.S.$	535	$546,780

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020-C 5.175%, 11/15/2049 (cost $76,758)		65	62,706

	Shares

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(e) (f) (g) (cost $3,297,017)		3,297,017	3,297,017

	Principal Amount (000)

Time Deposits – 0.0%
Citibank, London 2.85%, 02/01/2024 (cost $55,050)		51	55,050

Total Short-Term Investments (cost $3,352,067)			3,352,067

Total Investments – 98.7% (cost $258,814,149)(h)			240,954,978
Other assets less liabilities - 1.3%			3,164,096

Net Assets – 100.0%			$244,119,074

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	26	March 2024	$5,347,062	$48,078
U.S. T-Note 10 Yr (CBT) Futures	13	March 2024	1,460,266	(2,640)
U.S. Ultra Bond (CBT) Futures	114	March 2024	14,730,938	704,110
Sold Contracts
Euro-BOBL Futures	5	March 2024	640,477	(7,122)
Euro-Bund Futures	10	March 2024	1,468,131	(20,209)
Euro-Schatz Futures	5	March 2024	573,798	(2,194)
U.S. 10 Yr Ultra Futures	159	March 2024	18,583,125	(489,680)
U.S. T-Note 5 Yr (CBT) Futures	24	March 2024	2,601,375	(30,461)

				$199,882

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	3,072	USD	3,377	03/14/2024	$51,417

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $44,910,185 or 18.40% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2024.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Affiliated investments.
(h)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,102,160 and gross unrealized depreciation of investments was $(21,710,032), resulting in net unrealized depreciation of $(17,607,872).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

BOBL – Bundesobligation

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

January 31, 2024 (unaudited)

71.9%	United States
6.2%	United Kingdom
3.2%	France
2.7%	Spain
2.2%	Italy
1.8%	Germany
1.6%	Canada
1.3%	Netherlands
1.1%	Switzerland
1.0%	Japan
1.0%	Portugal
0.9%	Brazil
0.8%	Chile
2.9%	Other
1.4%	Short Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Australia, Belgium, Denmark, Finland, India, Ireland, Norway, Peru, South Korea, Supranational and Sweden.

AB Sustainable Thematic Credit Portfolio

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$232,355,606	$-0-	$232,355,606
Emerging Markets - Corporate Bonds	-0-	2,434,800	-0-	2,434,800
Corporates - Non-Investment Grade	-0-	1,306,702	-0-	1,306,702
Supranationals	-0-	896,317	-0-	896,317
Governments - Sovereign Bonds	-0-	546,780	-0-	546,780
Local Governments - US Municipal Bonds	-0-	62,706	-0-	62,706
Short-Term Investments:
Investment Companies	3,297,017	-0-	-0-	3,297,017
Time Deposits	-0-	55,050	-0-	55,050

Total Investments in Securities	3,297,017	237,657,961	-0-	240,954,978
Other Financial Instruments*:
Assets
Futures	752,188	-0-	-0-	752,188
Forward Currency Exchange Contracts	-0-	51,417	-0-	51,417
Liabilities
Futures	(552,306)	-0-	-0-	(552,306)

Total	$3,496,899	$237,709,378	$-0-	$241,206,277

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,525	$22,898	$22,126	$3,297	$21